Net Loss Per Unit (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Net Loss Per Unit
Exercise price of warrant	$ 0.01	$ 0.01
Number of units outstanding	311,686,636	181,148,044	62,828,562
Anti-dilutive warrants	4,837,348	3,839,359	6,562,642